Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our option and DRSU grants typically occur on regularly scheduled predetermined dates in accordance with the yearly compensation cycle. Equity awards are granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year, with the Compensation Committee approving such awards at a regularly scheduled meeting, typically in January. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Nor does the Company time disclosure of material non-public information for the purpose of affecting the value of executive compensation. The Company considers interim grants in cases of new hires, promotions and other special situations; however, no off-cycle equity awards were granted to NEOs in 2025. During fiscal 2025, the Company did not grant equity awards to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.

Award Timing Method	During fiscal 2025, the Company did not grant equity awards to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Nor does the Company time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false